UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05848

            The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc. Semiannual Report — June 30, 2015
Christopher J. Marangi
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund Inc. increased 0.4% compared with increases of 1.2% and 0.04% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)	Since

						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(9/29/89)
Class A (GABVX)	0.38%	(0.54)%	14.79%	7.39%	6.43%	10.75%
With sales charge (b)	(5.39)	(6.26)	13.44	6.76	6.01	10.50
S&P 500 Index	1.23	7.42	17.34	7.89	4.36	9.46
Dow Jones Industrial Average	0.04	7.17	15.34	8.28	6.06	10.25
Nasdaq Composite Index	5.99	14.59	20.27	10.47	2.51	9.57
Class AAA (GVCAX)	0.33	(0.59)	14.79	7.39	6.43	10.75
Class C (GVCCX)	0.00	(1.29)	13.94	6.59	5.64	10.27
With contingent deferred sales charge (c)	(1.00)	(2.27)	13.94	6.59	5.64	10.27
Class I (GVCIX)	0.44	(0.33)	15.08	7.60	6.57	10.83

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses related to these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Value 25 Fund Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,003.30	1.39%	$ 6.90
Class A	$1,000.00	$1,003.80	1.39%	$ 6.91
Class C	$1,000.00	$1,000.00	2.14%	$10.61
Class I	$1,000.00	$1,004.40	1.14%	$ 5.67
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.39%	$ 6.95
Class A	$1,000.00	$1,017.90	1.39%	$ 6.95
Class C	$1,000.00	$1,014.18	2.14%	$10.69
Class I	$1,000.00	$1,019.14	1.14%	$ 5.71

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The Gabelli Value 25 Fund Inc.

Entertainment	18.1%
Cable and Satellite	15.2%
Financial Services	7.7%
Broadcasting	7.0%
Diversified Industrial	5.3%
Food and Beverage	5.1%
Consumer Products	4.1%
Business Services	4.1%
Environmental Services	2.9%
Aerospace	2.7%
Consumer Services	2.6%
Automotive: Parts and Accessories	2.5%
Energy and Utilities	2.4%
Electronics	2.3%
Equipment and Supplies	2.1%
Metals and Mining	2.0%

Retail	2.0%
Specialty Chemicals	1.9%
Machinery	1.6%
Publishing	1.6%
Hotels and Gaming	1.2%
Telecommunications	1.2%
Real Estate	0.9%
Automotive	0.8%
Computer Software and Services	0.7%
Wireless Communications	0.6%
U.S. Government Obligations	0.6%
Communications Equipment	0.5%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 2.7%
320,000	Aerojet Rocketdyne Holdings Inc.†	$2,673,195	$6,595,200
870,000	Rolls-Royce Holdings plc	6,450,395	11,892,716
122,670,000	Rolls-Royce Holdings plc, Cl. C†	184,488	192,744

		9,308,078	18,680,660

	Automotive — 0.8%
240,000	Navistar International Corp.†	7,452,207	5,431,200

	Automotive: Parts and Accessories — 2.5%
144,000	Genuine Parts Co.	4,387,108	12,892,320
19,000	O’Reilly Automotive Inc.†	2,471,337	4,293,620

		6,858,445	17,185,940

	Broadcasting — 7.0%
559,000	CBS Corp., Cl. A, Voting	11,148,914	32,086,600
23,750	Liberty Broadband Corp., Cl. A†	396,471	1,210,538
72,750	Liberty Broadband Corp., Cl. C†	1,829,231	3,721,890
95,000	Liberty Media Corp., Cl. A†	1,189,413	3,423,800
188,000	Liberty Media Corp., Cl. C†	2,440,257	6,749,200

		17,004,286	47,192,028

	Business Services — 4.1%
82,000	Ascent Capital Group Inc., Cl. A†	3,306,871	3,504,680
115,000	Blucora Inc.†	2,026,258	1,857,250
155,000	Internap Corp.†	1,002,055	1,433,750
89,000	Macquarie Infrastructure Corp.	3,894,633	7,354,070
60,000	MasterCard Inc., Cl. A	1,787,209	5,608,800
57,000	The Brink’s Co.	1,471,664	1,677,510
319,000	The Interpublic Group of Companies Inc.	6,152,830	6,147,130

		19,641,520	27,583,190

	Cable and Satellite — 15.2%
174,000	AMC Networks Inc., Cl. A†	1,710,357	14,241,900
768,000	Cablevision Systems Corp., Cl. A	1,692,745	18,385,920
135,000	Comcast Corp., Cl. A, Special	3,672,700	8,091,900
159,000	DIRECTV†	2,631,712	14,753,610
138,000	DISH Network Corp., Cl. A†	2,951,326	9,343,980
127,000	EchoStar Corp., Cl. A†	4,035,332	6,182,360
208,000	Liberty Global plc, Cl. A†	4,281,655	11,246,560
133,000	Liberty Global plc, Cl. C†	1,635,934	6,733,790
245,000	Rogers Communications Inc., Cl. B	3,543,097	8,704,850
78,000	Scripps Networks Interactive Inc., Cl. A	2,543,730	5,098,860

		28,698,588	102,783,730

	Communications Equipment — 0.5%
8,000	Harris Corp.	635,760	615,280

Shares		Cost	Market Value

40,000	Loral Space & Communications Inc.†	$2,410,328	$2,524,800

		3,046,088	3,140,080

	Computer Software and Services — 0.7%
75,900	eBay Inc.†	3,914,950	4,572,216

	Consumer Products — 4.1%
90,000	Energizer Holdings Inc.	6,350,416	11,839,500
559,000	Swedish Match AB	8,558,086	15,900,432

		14,908,502	27,739,932

	Consumer Services — 2.6%
294,500	Liberty Interactive Corp. QVC Group, Cl. A†	3,947,493	8,172,375
89,000	Liberty Ventures, Cl. A†	1,339,563	3,495,030
200,000	Rollins Inc.	411,773	5,706,000

		5,698,829	17,373,405

	Diversified Industrial — 5.3%
50,000	Ampco-Pittsburgh Corp.	363,864	756,000
123,000	Crane Co.	4,073,348	7,223,790
115,000	Griffon Corp.	1,372,321	1,830,800
202,000	Honeywell International Inc.	5,533,260	20,597,940
142,000	Tyco International plc	3,510,112	5,464,160

		14,852,905	35,872,690

	Electronics — 2.3%
544,000	Sony Corp., ADR†	9,850,446	15,444,160

	Energy and Utilities — 2.4%
200,000	GenOn Energy Inc., Escrow†	0	0
240,000	National Fuel Gas Co.	10,730,560	14,133,600
180,000	Weatherford International plc†	2,674,698	2,208,600

		13,405,258	16,342,200

	Entertainment — 18.1%
40,000	Discovery Communications Inc., Cl. A†	369,758	1,330,400
151,000	Discovery Communications Inc., Cl. C†	1,104,784	4,693,080
278,000	Grupo Televisa SAB, ADR	3,835,450	10,791,960
200,000	Media General Inc.†	3,135,629	3,304,000
266,000	The Madison Square Garden Co., Cl. A†	1,695,614	22,208,340
123,000	Time Warner Inc.	4,638,296	10,751,430
300,000	Twenty-First Century Fox Inc., Cl. A	4,418,711	9,763,500
180,000	Twenty-First Century Fox Inc., Cl. B	5,379,913	5,799,600
686,000	Viacom Inc., Cl. A	21,170,934	44,500,820
370,000	Vivendi SA	6,666,069	9,332,705

		52,415,158	122,475,835

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 2.9%
135,000	Progressive Waste Solutions Ltd.	$3,212,388	$3,624,750
412,000	Republic Services Inc.	8,368,462	16,138,040

		11,580,850	19,762,790

	Equipment and Supplies — 2.1%
145,000	CIRCOR International Inc.	2,456,251	7,906,850
84,000	Federal Signal Corp.	1,245,011	1,252,440
103,500	Flowserve Corp.	604,490	5,450,310

		4,305,752	14,609,600

	Financial Services — 7.7%
230,000	American Express Co.	7,345,913	17,875,600
125,000	H&R Block Inc.	2,810,287	3,706,250
100,000	Kinnevik Investment AB, Cl. B	2,187,116	3,161,698
117,000	Legg Mason Inc.	3,599,565	6,029,010
290,000	The Bank of New York Mellon Corp.	9,355,429	12,171,300
162,000	Wells Fargo & Co.	6,016,456	9,110,880

		31,314,766	52,054,738

	Food and Beverage — 5.1%
176,000	Diageo plc, ADR	9,270,706	20,423,040
70,000	Fomento Economico Mexicano SAB de CV, ADR	862,699	6,236,300
80,000	Maple Leaf Foods Inc.	1,436,768	1,517,374
125,000	Mondelēz International Inc., Cl. A	3,183,876	5,142,500
10,000	Pernod Ricard SA	667,889	1,154,987

		15,421,938	34,474,201

	Hotels and Gaming — 1.2%
10,000	Las Vegas Sands Corp.	319,481	525,700
143,500	Ryman Hospitality Properties Inc.	4,550,127	7,621,285

		4,869,608	8,146,985

	Machinery — 1.6%
54,000	CNH Industrial NV, Brsaltaliana	525,492	492,452
206,000	CNH Industrial NV, New York	1,495,066	1,911,680
232,000	Xylem Inc.	6,370,207	8,600,240

		8,390,765	11,004,372

	Metals and Mining — 2.0%
100,000	Freeport-McMoRan Inc.	2,850,415	1,862,000
511,000	Newmont Mining Corp.	10,963,351	11,936,960

		13,813,766	13,798,960

	Publishing — 1.6%
7,000	Graham Holdings Co., Cl. B	5,008,791	7,525,350

Shares		Cost	Market Value

214,000	News Corp., Cl. B†	$3,386,509	$3,047,360

		8,395,300	10,572,710

	Real Estate — 0.9%
115,000	Forest City Enterprises Inc., Cl. A†	2,285,997	2,541,500
122,000	Griffin Industrial Realty Inc.	1,568,270	3,908,880

		3,854,267	6,450,380

	Retail — 2.0%
149,000	CST Brands Inc.	4,841,490	5,819,940
55,000	CVS Health Corp.	2,509,700	5,768,400
100,000	Hertz Global Holdings Inc.†	2,536,022	1,812,000

		9,887,212	13,400,340

	Specialty Chemicals — 1.9%
212,000	Chemtura Corp.†	5,211,636	6,001,720
61,000	International Flavors & Fragrances Inc.	5,112,552	6,666,690

		10,324,188	12,668,410

	Telecommunications — 1.2%
268,000	Telephone & Data Systems Inc.	5,764,529	7,879,200

	Wireless Communications — 0.6%
44,000	T-Mobile US Inc.†	1,447,263	1,705,880
65,000	United States Cellular Corp.†	2,945,014	2,448,550

		4,392,277	4,154,430

	TOTAL COMMON STOCKS	339,370,478	670,794,382

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$3,805,000	U.S. Treasury Bills, 0.000% to 0.095%††, 07/23/15 to 12/10/15	3,804,410	3,804,837

	TOTAL INVESTMENTS — 99.7%	$343,174,888	674,599,219

	Other Assets and Liabilities (Net) — 0.3%		1,918,552

	NET ASSETS — 100.0%		$676,517,771

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $343,174,888)	$674,599,219
Foreign currency, at value (cost $4,390)	4,355
Receivable for investments sold	1,911,984
Receivable for Fund shares sold	191,065
Dividends receivable	1,141,961
Prepaid expenses	41,238

Total Assets	677,889,822

Liabilities:
Payable to custodian	37,424
Payable for investments purchased	134,563
Payable for Fund shares redeemed	283,636
Payable for investment advisory fees	573,862
Payable for distribution fees	130,716
Payable for accounting fees	11,250
Payable for shareholder services fees	82,591
Other accrued expenses	118,009

Total Liabilities	1,372,051

Net Assets
(applicable to 37,021,383 shares outstanding)	$676,517,771

Net Assets Consist of:
Paid-in capital	$318,275,679
Accumulated net investment income	545,834
Accumulated net realized gain on investments and foreign currency transactions	26,271,726
Net unrealized appreciation on investments	331,424,331
Net unrealized appreciation on foreign currency translations	201

Net Assets	$676,517,771

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,586,784 ÷ 360,101 shares outstanding; 50,000,000 shares authorized)	$18.29

Class A:
Net Asset Value and redemption price per share ($542,495,495 ÷ 29,554,412 shares outstanding; 100,000,000 shares authorized)	$18.36

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.48

Class C:
Net Asset Value and offering price per share ($16,960,513 ÷ 1,090,838 shares outstanding; 50,000,000 shares authorized)	$15.55	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($110,474,979 ÷ 6,016,032 shares outstanding; 50,000,000 shares authorized)	$18.36

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $474,872)	$5,343,023
Interest	1,221

Total Investment Income	5,344,244

Expenses:
Investment advisory fees	3,516,949
Distribution fees - Class AAA	8,840
Distribution fees - Class A	692,734
Distribution fees - Class C	89,654
Shareholder services fees	227,776
Shareholder communications expenses	63,694
Custodian fees	52,987
Directors’ fees	39,669
Registration expenses	33,132
Legal and audit fees	27,943
Accounting fees	22,500
Interest expense	147
Miscellaneous expenses	24,740

Total Expenses	4,800,765

Less:
Expenses paid indirectly by broker (See Note 6)	(2,355)

Net Expenses	4,798,410

Net Investment Income	545,834

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	29,880,040
Net realized loss on foreign currency transactions	(2,779)

Net realized gain on investments and foreign currency transactions	29,877,261

Net change in unrealized appreciation/depreciation:
on investments	(27,462,108)
on foreign currency translations	(2,326)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(27,464,434)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,412,827

Net Increase in Net Assets Resulting from Operations	$2,958,661

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$545,834	$987,798
Net realized gain on investments, securities sold short, and foreign currency transactions	29,877,261	68,387,107
Net change in unrealized depreciation on investments and foreign currency translations	(27,464,434)	(57,828,229)

Net Increase in Net Assets Resulting from Operations	2,958,661	11,546,676

Distributions to Shareholders:
Net investment income
Class AAA	—	(11,409)
Class A	—	(808,823)
Class I	—	(584,894)

	—	(1,405,126)

Net realized gain
Class AAA	—	(665,423)
Class A	—	(51,310,592)
Class C	—	(2,035,977)
Class I	—	(12,880,485)

	—	(66,892,477)

Total Distributions to Shareholders	—	(68,297,603)

Capital Share Transactions:
Class AAA	(777,050)	687,302
Class A	(23,553,104)	(28,378,091)
Class C	(2,433,144)	(2,568,804)
Class I	(29,185,648)	22,265,441

Net Decrease in Net Assets from Capital Share Transactions	(55,948,946)	(7,994,152)

Redemption Fees	—	3,625

Net Decrease in Net Assets	(52,990,285)	(64,741,454)
Net Assets:
Beginning of year	729,508,056	794,249,510

End of period (including undistributed net investment income of $545,834 and $0, respectively)	$676,517,771	$729,508,056

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)									Ratios to Average Net Assets /
		from Investment Operations			Distributions						Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2015(c)	$18.23	$0.01	$ 0.05	$0.06	—	—	—	—	$18.29	0.3%	$6,587	0.12%(d)	1.39%(d)(e)	2%
2014	19.71	0.02	0.34	0.36	$(0.03)	$(1.81)	$(1.84)	$0.00	18.23	1.7	7,321	0.12	1.38	23
2013	15.21	0.03	4.98	5.01	(0.04)	(0.47)	(0.51)	0.00	19.71	33.1	7,174	0.16	1.39(f)	9
2012	13.87	0.14	2.20	2.34	(0.14)	(0.86)	(1.00)	0.00	15.21	17.0	1,192	0.92	1.42	3
2011	15.58	0.07	(0.08)	(0.01)	(0.05)	(1.65)	(1.70)	0.00	13.87	0.1	634	0.45	1.43	6
2010(g)	14.37	0.00(b)	1.70	1.70	(0.03)	(0.46)	(0.49)	0.00	15.58	11.8	275	0.00(d)(h)	1.43(d)	14
Class A
2015(c)	$18.29	$0.01	$ 0.06	$0.07	—	—	—	—	$18.36	0.4%	$542,495	0.14%(d)	1.39%(d)(e)	2%
2014	19.78	0.02	0.33	0.35	$(0.03)	$(1.81)	$(1.84)	$0.00	18.29	1.6	563,876	0.11	1.38	23
2013	15.24	0.03	5.00	5.03	(0.02)	(0.47)	(0.49)	0.00	19.78	33.2	635,817	0.18	1.39(f)	9
2012	13.89	0.13	2.21	2.34	(0.13)	(0.86)	(0.99)	0.00	15.24	17.0	494,048	0.85	1.42	3
2011	15.59	0.05	(0.05)	0.00(b)	(0.05)	(1.65)	(1.70)	0.00	13.89	0.1	480,414	0.29	1.43	6
2010	12.58	0.01	3.46	3.47	(0.00)(b)	(0.46)	(0.46)	0.00	15.59	27.6	607,818	0.05	1.43	14
Class C
2015(c)	$15.55	$(0.05)	$ 0.05	$0.00(b)	—	—	—	—	$15.55	0.0%(h)	$16,961	(0.63)%(d)	2.14%(d)(e)	2%
2014	17.18	(0.11)	0.29	0.18	—	$(1.81)	$(1.81)	$0.00	15.55	0.9	19,395	(0.64)	2.13	23
2013	13.37	(0.09)	4.37	4.28	—	(0.47)	(0.47)	0.00	17.18	32.2	23,912	(0.58)	2.14(f)	9
2012	12.30	0.02	1.95	1.97	$(0.04)	(0.86)	(0.90)	0.00	13.37	16.1	8,914	0.12	2.17	3
2011	14.07	(0.06)	(0.06)	(0.12)	—	(1.65)	(1.65)	0.00	12.30	(0.7)	7,789	(0.43)	2.18	6
2010	11.47	(0.09)	3.15	3.06	—	(0.46)	(0.46)	0.00	14.07	26.7	7,378	(0.70)	2.18	14
Class I
2015(c)	$18.28	$0.03	$ 0.05	$0.08	—	—	—	—	$18.36	0.4%	$110,475	0.35%(d)	1.14%(d)(e)	2%
2014	19.76	0.07	0.34	0.41	$(0.08)	$(1.81)	$(1.89)	$0.00	18.28	2.0	138,916	0.33	1.13	23
2013	15.22	0.06	5.02	5.08	(0.07)	(0.47)	(0.54)	0.00	19.76	33.5	127,347	0.32	1.14(f)	9
2012	13.88	0.19	2.18	2.37	(0.17)	(0.86)	(1.03)	0.00	15.22	17.2	20,926	1.25	1.17	3
2011	15.58	0.09	(0.05)	0.04	(0.09)	(1.65)	(1.74)	0.00	13.88	0.4	8,543	0.57	1.18	6
2010	12.56	0.04	3.48	3.52	(0.04)	(0.46)	(0.50)	0.00	15.58	28.0	8,035	0.31	1.18	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.
(f)	The ratios do not include a reduction of advisory fee on unsupervised assets for the year ended December 31, 2013. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I), respectively. For the years ended December 31, 2014, 2012, 2011, and 2010, the effect was minimal.
(g)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$18,487,916	$192,744	—	$18,680,660
Energy and Utilities	16,342,200	—	$0	16,342,200
Other Industries (a)	635,771,522	—	—	635,771,522
Total Common Stocks	670,601,638	192,744	0	670,794,382
U.S. Government Obligations	—	3,804,837	—	3,804,837
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$670,601,638	$3,997,581	$0	$674,599,219

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2015, there were no restricted securities.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$5,881,688
Net long term capital gains	62,415,915

Total distributions paid	$68,297,603

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$346,172,385	$340,422,751	$(11,995,917)	$328,426,834

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $2,000 per year. The Chairman of the Nominating Committee and Proxy Voting Committee each receive an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $15,849,644 and $62,616,100, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $17,684 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $12,716 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,355.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	8,806	$161,270	127,843	$2,474,182
Shares issued upon reinvestment of distributions	—	—	35,040	647,195
Shares redeemed	(50,314)	(938,320)	(125,192)	(2,434,075)

Net increase/(decrease)	(41,508)	$(777,050)	37,691	$687,302

Class A
Shares sold	479,229	$8,876,194	1,594,961	$31,014,082
Shares issued upon reinvestment of distributions	—	—	2,619,686	48,542,777
Shares redeemed	(1,751,501)	(32,429,298)	(5,538,503)	(107,934,950)

Net decrease	(1,272,272)	$(23,553,104)	(1,323,856)	$(28,378,091)

Class C
Shares sold	56,428	$872,666	233,896	$3,917,736
Shares issued upon reinvestment of distributions	—	—	101,055	1,592,620
Shares redeemed	(212,742)	(3,305,810)	(479,563)	(8,079,160)

Net decrease	(156,314)	$(2,433,144)	(144,612)	$(2,568,804)

Class I
Shares sold	138,961	$2,566,101	2,659,002	$51,994,437
Shares issued upon reinvestment of distributions	—	—	690,257	12,783,569
Shares redeemed	(1,723,762)	(31,751,749)	(2,191,507)	(42,512,565)

Net increase/(decrease)	(1,584,801)	$(29,185,648)	1,157,752	$22,265,441

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value 25 Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 12, 2015, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out its advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2014, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of the Fund and a representative class/fund from each retail portfolio in the multi-cap core classifications, excluding outliers (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year and three year periods and above the median for the five year and ten year periods. The Board Members asked Messrs. Gabelli and Marangi to address the Fund’s one year and three year performance. Messrs. Gabelli and Marangi stated that the nature of the concentrated portfolio caused the Fund to have periods of underperformance but that they remain committed to the holdings of the Fund. A discussion ensued. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

for the year ended December 31, 2014. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q215SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	09/02/2015

* Print the name and title of each signing officer under his or her signature.